Amounts Receivable and Prepaid Expenses	12 Months Ended
Dec. 31, 2019
Amounts Receivable And Prepaid Expenses
Amounts Receivable and Prepaid Expenses
4.	AMOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31	December 31
	2019	2018
Sales tax receivable	$177	$69
Amounts receivable	239	769
Prepaid expenses	498	549
Total	$914	$1,387